Investments in Equity Investees - Capital Commitments (Details) - Capital commitments $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Capital commitments
Property, plant and equipment - Contracted but not provided for	$ 3,421
Equity investees
Capital commitments
Property, plant and equipment - Contracted but not provided for	$ 2,902